Consolidated Balance Sheets (Parenthetical) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Statement of Financial Position [Abstract]
Related party		$ 686,476
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares outstanding	5,804,254	6,351,354
Common stock, shares issued	5,804,254	6,351,354